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                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2007

Check here if Amendment [X] Amendment Number:  1
                                              -------------------
This Amendment (check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:   Dillon Read Capital Management LLC
        1251 Avenue of the Americas
        New York, NY 10020

13F File Number: 028-12284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

Name:   Louis Eber
Title   Managing Director
Phone:  (212-882-3327)

Signature, Place, and Date of Signing:

/s/ Louis Eber
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New York, New York
August 13, 2007

Dillon Read Capital Management LLC has been reintegrated into the UBS Investment Bank and will be reported as part of UBS AG (028-10396) going forward.

Report Type (Check only one):

[ ]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report